Operating costs and other operating income - Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial result
Grant income	€ 1,873	€ 7,334	€ 5,452
Other income from mainly R&D incentives	38,527	44,888	45,951
Other income	6,448	1,526	804
Total other income	€ 46,848	€ 53,749	€ 52,207